PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment	$ 103,896	$ 108,011
Less: impairment	(47,010)	(48,885)
Less: accumulated depreciation	(43,590)	(45,660)
Total property and equipment, net	13,380	13,466
Depreciation, Depletion and Amortization	1,018	1,560	$ 11,547
Asset Impairment Charges	0	564	$ 67,342
Digital display network equipment
Property, Plant and Equipment [Line Items]
Property and equipment	6,604	6,183
Wifi And Network Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	30,830	34,476
Gas station display network equipment
Property, Plant and Equipment [Line Items]
Property and equipment	39,033	39,523
Software
Property, Plant and Equipment [Line Items]
Property and equipment	9,633	9,241
Office property
Property, Plant and Equipment [Line Items]
Property and equipment	10,753	10,888
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	2,995	3,058
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment	763	773
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	2,413	2,783
Furniture and fixture
Property, Plant and Equipment [Line Items]
Property and equipment	872	1,086
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment	646	569
Less: impairment	$ (562)	$ (569)